Provisions for Legal Proceedings (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2022
Provisions for Legal Proceedings [Line Items]
Foreign subsidiaries chances of loss		$ 144,575
Received final approval amount		770,000
Recognized settlements		214,000	$ 550,000
Claim amount				$ 550,000
Tax paid	$ 259,000
Tax reserve		172,000
Appeal for tax assessment		2,871,000
Proceeds civil tax		3,140,000	$ 2,910,000
JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Foreign subsidiaries chances of loss		2,300,000
Received final approval amount		573,000
Recognized settlements		807,000
Pilgrims Pride Corporation (PPC) [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount		1,955,000
Recognized settlements		5,374,000
Claim amount		290,000
Pilgrims Pride Corporation (PPC) [Member] | Tyson Foods Inc. [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements		$ 11,000
Mexico Tax Claims and Proceedings [Member]
Provisions for Legal Proceedings [Line Items]
Voting rights percentage		50.00%